INTANGIBLE ASSETS (Details) - Codere Online Business [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Carrying amount at beginning	€ 2,011	€ 2,977
Additions	(883)	(966)
Carrying amount at ending	1,128	2,011
Derecognitions	0	0
Carrying amount at beginning	(2,011)	(2,977)
Additions	883	966
Carrying amount at ending	(1,128)	(2,011)
Derecognitions	0	0
Accumulated [Member]
IfrsStatementLineItems [Line Items]
Carrying amount at beginning	2,581	1,415
Additions	883	1,166
Carrying amount at ending	3,464	2,581
Derecognitions	(0)	(0)
Carrying amount at beginning	(2,581)	(1,415)
Additions	(883)	(1,166)
Carrying amount at ending	(3,464)	(2,581)
Derecognitions	0	0
At cost [member]
IfrsStatementLineItems [Line Items]
Carrying amount at beginning	4,592	4,392
Additions		200
Carrying amount at ending	4,592	4,592
Derecognitions		0
Carrying amount at beginning	(4,592)	(4,392)
Additions		(200)
Carrying amount at ending	(4,592)	(4,592)
Derecognitions		0
Service Concession Arrangement [Member]
IfrsStatementLineItems [Line Items]
Carrying amount at beginning	200	0
Carrying amount at ending	200	200
Carrying amount at beginning	(200)	0
Carrying amount at ending	(200)	(200)
Service Concession Arrangement [Member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Carrying amount at beginning	(0)	0
Additions	3	0
Carrying amount at ending	3	(0)
Derecognitions	0	0
Carrying amount at beginning	0	0
Additions	(3)	0
Carrying amount at ending	(3)	0
Derecognitions	0	0
Service Concession Arrangement [Member] | At cost [member]
IfrsStatementLineItems [Line Items]
Additions	0	200
Derecognitions		0
Additions	0	(200)
Derecognitions		0
Computer software [member]
IfrsStatementLineItems [Line Items]
Carrying amount at beginning	4,392	4,392
Additions	0
Carrying amount at ending	4,392	4,392
Derecognitions	0
Carrying amount at beginning	(4,392)	(4,392)
Additions	0
Carrying amount at ending	(4,392)	(4,392)
Derecognitions	0
Computer software [member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Carrying amount at beginning	2,581	1,415
Additions	880	1,166
Carrying amount at ending	3,461	2,581
Derecognitions	(0)	(0)
Carrying amount at beginning	(2,581)	(1,415)
Additions	(880)	(1,166)
Carrying amount at ending	(3,461)	(2,581)
Derecognitions	€ 0	0
Computer software [member] | At cost [member]
IfrsStatementLineItems [Line Items]
Additions		0
Derecognitions		0
Additions		0
Derecognitions		€ 0